GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss	$ 0	$ 10,255,000	$ 0
Goodwill	525,535,000	433,535,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	92,000,000
Amortization expense for intangible assets	8,700,000	7,700,000	7,700,000
Gross Intangible Assets	565,215,000	462,214,000
Accumulated Amortization	(66,188,000)	(57,496,000)
Net Intangible Assets	499,027,000	404,718,000
Future amortization expense for next five years [Abstract]
Future amortization expense, year one	11,300,000
Future amortization expense, year two	11,300,000
Future amortization expense, year three	11,300,000
Future amortization expense, year four	11,300,000
Future amortization expense, year five	11,300,000
Energy Services [Member]
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss		10,300,000
Goodwill	134,700,000	134,700,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	0
Natural Gas Distribution [Member]
Segment Reporting Information [Line Items]
Goodwill	268,544,000	196,544,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	72,000,000
Oneok Partners [Member]
Segment Reporting Information [Line Items]
Goodwill	122,291,000	102,291,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	20,000,000
Net Intangible Assets	$ 343,500,000	$ 249,200,000
Minimum [Member]
Segment Reporting Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member]
Segment Reporting Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years